Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ANTELOPE ENTERPRISE HOLDINGS LTD.
Entity Central Index Key	0001470683
Entity Address, Address Line One	Room 1802
Entity Address, Address Line Two	Block D, Zhonghai International Center
Entity Address, Address Line Three	Hi- Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN